Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consist of the following:

	As of December 31,	As of June 30,
	2024	2025
		(unaudited)
Miners	$24,278	$30,928
Less: accumulated depreciation	—	(4,046)
Total property and equipment, net	$24,278	$26,882